Document And Entity Information	May 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2024
Entity Registrant Name	Viracta Therapeutics, Inc.
Entity Central Index Key	0001061027
Entity Emerging Growth Company	false
Entity File Number	000-51531
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3295878
Entity Address, Address Line One	2533 S. Coast Hwy. 101, Suite 210
Entity Address, City or Town	Cardiff
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92007
City Area Code	(858)
Local Phone Number	400-8470
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	VIRX
Security Exchange Name	NASDAQ